T. ROWE PRICE TARGET 2035 FUND
August 31, 2020 (Unaudited)

	$ Value	$ Purchase	$ Sales		$ Value
Portfolio of Investments(1)	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
EQUITY MUTUAL FUNDS 67.8%
T. Rowe Price Funds:
Growth Stock Fund	35,424	2,651	3,925	440,003	41,435
Value Fund	31,013	2,938	914	1,017,556	36,968
Equity Index 500 Fund	25,548	4,192	6,101	284,000	26,469
International Stock Fund	13,458	1,109	363	850,326	16,165
International Value Equity Fund	14,228	1,108	712	1,286,620	16,134
Overseas Stock Fund	14,178	1,109	1,359	1,462,203	15,719
Emerging Markets Stock Fund	8,679	697	776	218,916	10,258
Mid-Cap Growth Fund	7,977	585	288	89,632	9,208
Mid-Cap Value Fund	6,668	573	217	293,703	7,951
New Horizons Fund(2)	6,139	356	1,196	75,899	6,073
Small-Cap Stock Fund(2)	4,546	518	686	93,085	4,974
Small-Cap Value Fund	4,109	357	135	112,125	4,871
Real Assets Fund	3,871	311	106	400,326	4,540
U. S. Large-Cap Core Fund	838	1,210	—	79,934	2,293
Emerging Markets Discovery Stock
Fund	79	469	—	47,301	560
Total Equity Mutual Funds (Cost $167,678)					203,618

BOND MUTUAL FUNDS 29.0%
T. Rowe Price Funds:
New Income Fund	29,725	5,735	824	3,566,392	35,414
International Bond Fund (USD
Hedged)	9,779	2,139	280	1,161,127	11,867
Limited Duration Inflation Focused
Bond Fund	9,418	1,594	267	2,140,899	11,111
Emerging Markets Bond Fund	6,705	634	194	691,676	7,747
Dynamic Global Bond Fund	6,447	1,099	183	761,807	7,458
High Yield Fund	5,809	1,188	183	1,099,858	7,105
U. S. Treasury Long-Term Fund	3,473	338	107	241,017	3,673
Floating Rate Fund	2,411	229	69	282,449	2,627
Total Bond Mutual Funds (Cost $83,959)					87,002

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2035 FUND

	$ Value	$ Purchase	$ Sales		$ Value
	5/31/20	Cost	Cost	Shares	8/31/20
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 3.2%
T. Rowe Price Funds:
U. S. Treasury Money Fund, 0.24% (3)	6,482	9,236	5,972	9,746,358	9,746
Total Short-Term Investments (Cost $9,746)					9,746
Total Investments in Securities 100.0%
(Cost $261,383)					$300,366
Other Assets Less Liabilities (0.0)%					(143)
Net Assets 100.0%					$300,223

(1)	Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www. troweprice. com.
(2)	Non-income producing
(3)	Seven-day yield

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2035 FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2020. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.

		Change in Net
	Net Realized Gain	Unrealized	Investment
Affiliate	(Loss)	Gain/Loss	Income
T. Rowe Price Funds:
Dynamic Global Bond Fund	$(1)	$95	$43
Emerging Markets Bond Fund	(16)	602	87
Emerging Markets Discovery
Stock Fund	—	12	—
Emerging Markets Stock Fund	16	1,658	—
Equity Index 500 Fund	669	2,830	106
Floating Rate Fund	(4)	56	29
Growth Stock Fund	438	7,285	—
High Yield Fund	(7)	291	98
International Bond Fund (USD
Hedged)	1	229	54
International Stock Fund	(2)	1,961	—
International Value Equity Fund	(101)	1,510	—
Limited Duration Inflation
Focused Bond Fund	1	366	22
Mid-Cap Growth Fund	2	934	—
Mid-Cap Value Fund	(31)	927	—
New Horizons Fund	192	774	—
New Income Fund	4	778	240
Overseas Stock Fund	(98)	1,791	—
Real Assets Fund	(5)	464	—
Small-Cap Stock Fund	(18)	596	—
Small-Cap Value Fund	(19)	540	—
U. S. Large-Cap Core Fund	—	245	—
U. S. Treasury Long-Term Fund	(2)	(31)	17
Value Fund	(68)	3,931	—
U.S. Treasury Money Fund	—	—	7
Totals	$951#	$27,844	$703+

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $703 of income distributions from underlying Price Funds.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE TARGET 2035 FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price Target 2035 Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting
Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.

The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation
Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations.
Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors;
oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2020, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.